Investments Accounted for Using Equity Method - Investments in Associates (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2022 TWD ($)	Jun. 30, 2021 TWD ($)	Mar. 31, 2021 TWD ($)
Disclosure of associates [Line Items]
Investments in associates	$ 8,243,000,000		$ 6,939,000,000
Investment in joint venture	9,000,000		10,000,000
Investments accounted for using equity method	8,252,000,000		6,949,000,000		$ 269
The Company's share of profits (loss)	253,000,000	$ 8	442,000,000	$ 421,000,000
Next Commercial Bank Co., Ltd. ("NCB") [Member]
Disclosure of associates [Line Items]
Investments in associates	4,293,000,000		3,173,000,000
Investments accounted for using equity method	$ 4,293,000,000		$ 3,173,000,000
Percentage of ownership in associates	46.26%		41.90%		46.26%
Senao Networks, Inc. ("SNI") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 1,409,000,000		$ 1,235,000,000
Percentage of ownership in associates	34.00%		34.00%		34.00%
Fair values based on the closing market prices	$ 4,062,000,000		$ 3,299,000,000
KingwayTek Technology Co., Ltd. ("KWT") - Listed [Member]
Disclosure of associates [Line Items]
Investments in associates	229,000,000		230,000,000
Viettel-CHT Co., Ltd. ("Viettel-CHT") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 543,000,000		$ 558,000,000
Percentage of ownership in associates	30.00%		30.00%		30.00%
Taiwan International Standard Electronics Co., Ltd. ("TISE") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 309,000,000		$ 293,000,000
Percentage of ownership in associates	40.00%		40.00%		40.00%
Chunghwa PChome Fund I Co., Ltd. ("CPFI") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 258,000,000		$ 275,000,000
Percentage of ownership in associates	50.00%		50.00%		50.00%
ST-2 Satellite Ventures Pte., Ltd. ("STS") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 285,000,000		$ 247,000,000
Percentage of ownership in associates	38.00%		38.00%		38.00%
So-net Entertainment Taiwan Limited ("So-net") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 226,000,000		$ 228,000,000
Percentage of ownership in associates	30.00%		30.00%		30.00%
WiAdvance Technology Corporation ("WATC") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 212,000,000		$ 228,000,000
KKBOX Taiwan Co., Ltd. ("KKBOXTW") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 165,000,000		$ 172,000,000
Percentage of ownership in associates	30.00%		30.00%		30.00%
Taiwan International Ports Logistics Corporation ("TIPL") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 120,000,000		$ 100,000,000
Percentage of ownership in associates	27.00%		27.00%		27.00%
CHT Infinity Singapore Pte. Ltd. ("CISG") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 57,000,000		$ 63,000,000				$ 56,000,000
Percentage of ownership in associates							40.00%
Click Force Co., Ltd. ("CF") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 42,000,000		$ 41,000,000
Percentage of ownership in associates	49.00%		49.00%		49.00%
Imedtac Co., Ltd. ("IME") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 47,000,000		$ 41,000,000
Percentage of ownership in associates	7.00%		7.00%		7.00%
AgriTalk Technology Inc. ("ATT") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 31,000,000		$ 35,000,000
Percentage of ownership in associates	29.00%		29.00%		29.00%
Baohwa Trust Co., Ltd. [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 10,000,000		$ 13,000,000			$ 20,000,000
Percentage of ownership in associates	25.00%		40.00%		25.00%	40.00%
Cornerstone Ventures Co., Ltd. ("CVC") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 7,000,000		$ 7,000,000
Percentage of ownership in associates	49.00%		49.00%		49.00%
Alliance Digital Tech Co., Ltd. ("ADT") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 0		$ 0
Percentage of ownership in associates	0.00%		0.00%		0.00%
Next Commercial Bank Co., Ltd. ("NCB") [Member]
Disclosure of associates [Line Items]
Percentage of ownership in associates	46.00%		42.00%		46.00%
KingwayTek Technology Co., Ltd. ("KWT") [Member]
Disclosure of associates [Line Items]
Percentage of ownership in associates	23.00%		23.00%		23.00%
Fair values based on the closing market prices	$ 988,000,000		$ 804,000,000
WiAdvance Technology Corporation ("WATC") [Member]
Disclosure of associates [Line Items]
Investments in associates								$ 274,000,000
Percentage of ownership in associates	19.00%		20.00%		19.00%			20.33%
CHT Infinity Singapore Pte. Ltd. ("CISG") [Member]
Disclosure of associates [Line Items]
Percentage of ownership in associates	40.00%		40.00%		40.00%
Associates [member]
Disclosure of associates [Line Items]
The Company's share of profits (loss)	$ 647,000,000		$ 868,000,000	607,000,000
The Company's share of other comprehensive income (loss)	(23,000,000)		13,000,000	(6,000,000)
The Company's share of total comprehensive income (loss)	$ 624,000,000		$ 881,000,000	$ 601,000,000